Summary of Significant Accounting Policies - Recent Accounting Pronouncements (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred Financing Costs
Deferred Offering Costs	$ 65,078	$ 72,710	$ 143,231
IPO
Deferred Financing Costs
Deferred Offering Costs	$ 65,078	$ 72,710
Secondary public offering
Deferred Financing Costs
Deferred Offering Costs			$ 143,231
Equipment | Minimum
Property and Equipment
Estimated useful lives	3 years	3 years
Equipment | Maximum
Property and Equipment
Estimated useful lives	10 years	10 years